UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Bushido Capital Long/Short Fund
Schedule of Investments
December 31, 2014 (Unaudited)
	Shares	Value
COMMON STOCKS - 42.1%
Aerospace & Defense - 1.7%
Northrop Grumman	1,038	$152,991

Agriculture - 4.4%
Lorillard	2,295	144,447
Philip Morris International	1,428	116,311
Reynolds American	2,178	139,980
		400,738
Banks - 5.4%
Bank Of America	8,351	149,400
Goldman Sachs Group (a)	746	144,597
JPMorgan Chase (a)	2,323	145,373
Sberbank of Russia - ADR	12,370	47,909
		487,279
Household Products/Wares - 0.9%
Tupperware Brands	1,309	82,467

Insurance - 8.2%
Allied World Assurance Company Holdings (a)	3,735	141,631
American International Group (a)	2,436	136,440
Assurant	1,593	109,009
Axis Capital Holdings	2,321	118,580
Everest Re Group	703	119,721
PartnerRe (a)	1,032	117,782
		743,163
Media - 2.5%
DIRECTV *	1,545	133,952
Viacom - Class B	1,184	89,096
		223,048

Oil & Gas - 1.7%
Ensco - Class A	2,521	75,504
Noble	4,691	77,730
		153,234
Packaging & Containers - 1.6%
Ball	2,160	147,247

Pipelines - 3.8%
Kinder Morgan (a)	8,249	349,001
		349,002

Real Estate - 1.3%
Annaly Capital Management - REIT	11,262	121,742

Retail - 6.1%
AutoZone *	236	146,110
Nordstrom (a)	2,061	163,623
Ross Stores (a)	2,552	240,551
		550,284
Software - 1.6%
Oracle	3,275	147,277

Transportation - 2.9%
CSX (a)	3,922	142,094
Expeditors International of Washington (a)	2,694	120,179
		262,273
Total Common Stocks
(Cost $3,223,791)		3,820,745
	Shares/Par
CORPORATE BONDS - 17.1%
Financial Services - 5.9%
Jefferies Group
3.875%, 11/09/2015	$280,000	285,976
Leucadia National
8.125%, 09/15/2015	140,000	146,590
5.500%, 10/18/2023 (a)	100,000	102,768
		535,334

Homebuilders - 4.2%
MDC Holdings
5.625%, 02/01/2020 (a)	70,000	73,325
Ryland Group
6.625%, 05/01/2020 (a)	55,000	58,575
Toll Brothers Finance
8.910%, 10/15/2017	100,000	116,500
5.875%, 02/15/2022 (a)	125,000	134,062
		382,462
Insurance - 3.9%
Allied World Assurance Company Holdings
5.500%, 11/15/2020 (a)	55,000	61,503
Fairfax Financial Holdings
5.800%, 05/15/2021 (a) (b)	270,000	289,995
		351,498
Packaging & Containers - 0.7%
Ball
5.750%, 05/15/2021 (a)	55,000	57,887

Retail - 1.3%
Darden Restaurants

4.500%, 10/15/2021 (a)	120,000	120,358

Software - 1.1%
Moody's
5.500%, 09/01/2020 (a)	90,000	102,317

Total Corporate Bonds
(Cost $1,515,747)		1,549,856

EXCHANGE TRADED FUNDS - 35.7%
Global X FTSE Greece 20 Fund	40,556	543,450
Global X FTSE Portugal 20 Fund	19,908	205,450
iShares MSCI Austria Capped Fund	36,981	561,372
iShares MSCI Brazil Capped Fund	8,889	325,071
iShares MSCI Brazil Small-Cap Fund	6,000	85,680
iShares MSCI Ireland Capped Fund	17,263	594,365
iShares MSCI Italy Capped Fund	38,081	517,902
Market Vectors Russia Fund	13,505	197,443
Market Vectors Russia Small-Cap Fund	10,226	202,986
Total Exchange Traded Funds
(Cost $4,152,926)		3,233,719

SHORT-TERM INVESTMENT - 9.7%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $876,618)	876,618	876,618
Total Investments - 104.6%
(Cost $9,769,082)		9,480,938
Other Assets and Liabilities, Net - (4.6)%		(412,932)
Total Net Assets - 100.0%		$9,068,006

* Non-income producing security.
(a) All or a portion of this security is designated as collateral for securities sold short. As of December 31, 2014, the value of collateral was $2,383,686.
(b) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of December 31, 2014, the value of this investment was $289,995 or 3.2% of total net assets.

^ Variable rate security - The rate shown is the rate in effect as of December 31, 2014.
ADR - American Depositary Receipt.
REIT- Real Estate Investment Trust.

Bushido Capital Long/Short Fund
Schedule of Securities Sold Short
December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 3.5%
Building Materials - 0.5%
Eagle Materials	578	$43,945
Diversified Financial Services - 1.0%
Janus Capital Group	5,818	93,844
Oil & Gas - 0.5%
Range Resources	773	41,317
Retail - 1.5%
Kate Spade *	1,552	49,680
Target	1,130	85,778
		135,458
Total Common Stocks
(Proceeds $308,174)		314,564

EXCHANGE TRADED FUNDS - 11.5%
iShares MSCI EAFE Fund	3,380	205,639
iShares Russell 2000 Fund	5,054	604,812
SPDR S&P 500 Fund	1,135	233,243
Total Exchange Traded Funds
(Proceeds $1,024,945)		1,043,694
Total Securities Sold Short
(Proceeds $1,333,119)		$1,358,258

* Non-income producing security.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$3,820,745	$-	$-	$3,820,745
Corporate Bonds	-	1,549,856	-	1,549,856
Exchange Traded Funds	3,233,719	-	-	3,233,719
Short-Term Investment	876,618	-	-	876,618
Total Investments	$7,931,082	$1,549,856	$-	$9,480,938

Securities Sold Short
Common Stocks	$314,564	$-	$-	$314,564
Exchange Traded Funds	1,043,694	-	-	1,043,694
Total Securities Sold Short	$1,358,258	$-	$-	$1,358,258

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Bushido Capital Long/Short Fund

Cost of investments	$9,769,082

Gross unrealized appreciation	833,776
Gross unrealized depreciation	(1,121,920)
Net unrealized depreciation	$(288,144)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 25, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  February 25, 2015